Document and Entity Information	Dec. 02, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001004724
Entity Registrant Name	Regional Health Properties, Inc.
Document Period End Date	Dec. 02, 2021
Entity Emerging Growth Company	false
Entity File Number	001-33135
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	81-5166048
Entity Address, Address Line One	454 Satellite Boulevard, NW
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Suwanee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30024
City Area Code	678
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RHE
Security Exchange Name	NYSEAMER
10.875% Series A Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	10.875% Series A Cumulative Redeemable Preferred Stock, no par value
Trading Symbol	RHE-PA
Security Exchange Name	NYSEAMER